Cash and Cash Equivalents - Summary of Time Deposits from Subsidiaries (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Time Deposits [line items]
Time deposits	S/ 95,265	S/ 210,631
Banco de Credito del Peru S.A. [member] | Tren Urbano de Lima S.A.[member]
Time Deposits [line items]
Time deposits	S/ 65,000	32,300
Time deposit interest rate	2.70%
Banco de Credito del Peru S.A. [member] | Norvial S.A. [member]
Time Deposits [line items]
Time deposits	S/ 7,429	4,763
Time deposit interest rate	0.25%
Banco de Credito del Peru S.A. [member] | AENZA S.A.A.[member]
Time Deposits [line items]
Time deposits	S/ 6,500	5,312
Time deposit interest rate	2.40%
Banco de Credito del Peru S.A. [member] | Survial S.A. [member]
Time Deposits [line items]
Time deposits	S/ 4,800	15,400
Time deposit interest rate	0.15%
Banco de Credito del Peru S.A. [member] | Concesion Canchaque S.A.C. [Member]
Time Deposits [line items]
Time deposits	S/ 4,381	662
Time deposit interest rate	0.25%
Banco de Credito del Peru S.A. [member] | UNNA Energia S.A. [member]
Time Deposits [line items]
Time deposits	S/ 905
Time deposit interest rate	0.50%
Banco de Credito del Peru S.A. [member] | Cumbra Peru S.A [member]
Time Deposits [line items]
Time deposits		28,213
Banco de Credito del Peru S.A. [member] | Cumbra Ingenieria S.A. [member]
Time Deposits [line items]
Time deposits		9,993
BBVA Banco Continental S.A [member] | Tren Urbano de Lima S.A.[member]
Time Deposits [line items]
Time deposits		S/ 69,531
BBVA Banco Continental S.A [member] | Concesionaria La Chira S.A. [member]
Time Deposits [line items]
Time deposits	S/ 6,250
Time deposit interest rate	1.65%